Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) (e)	Value of Initial Fixed $100 Investment Based On:			Net Income ($000) (h)	Pretax Income ($000) (i)
					Total Shareholder Return(3) (f)	New Peer Group Total Shareholder Return(3) (g)	Old Peer Group Total Shareholder Return(3) (g)
2025	$6,387,221	$14,409,469	$1,981,803	$3,732,104	$363.56	$517.35	$513.95	$118,416	$161,284
2024	4,261,579	1,820,348	1,210,024	792,124	247.54	349.19	347.21	30,263	46,493
2023	4,622,911	8,754,528	1,082,505	2,029,471	240.65	210.62	209.62	90,990	125,004
2022	4,248,395	2,318,204	1,555,649	866,918	153.19	152.31	151.53	83,381	114,204
2021	4,137,327	11,951,446	1,635,947	4,436,667	183.94	144.45	143.83	85,010	116,306
(1)Mr. Swartz served as our principal executive officer (“PEO”) for the full year for each of 2025, 2024, 2023, 2022 and 2021. For 2025, our non-PEO NEOs included Ms. Huntington and Messrs. Egan, Fry and Stern. For 2024 our non-PEO NEOs included Ms. Huntington and Messrs. Tod M. Cooper, Egan, Fry and Stern. For 2023 our non-PEO NEOs included Mses. Huntington and Betty R. Johnson and Messrs. Cooper, Egan, Fry and Jeffery J. Waneka. For each of 2022 and 2021 our non-PEO NEOs included Ms. Johnson and Messrs. Cooper, Fry and Waneka.
(2)For each of 2025, 2024, 2023, 2022 and 2021, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

Richard S. Swartz	2025	2024	2023	2022	2021
Summary Compensation Table ("SCT") Total for PEO (b)	$6,387,221	$4,261,579	$4,622,911	$4,248,395	4,137,327
- SCT “Stock Awards” column value	(3,837,846)	(3,286,421)	(2,654,850)	(2,268,882)	(1,899,867)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	9,136,272	2,230,272	3,356,782	2,209,840	4,290,165
[+/-] change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	2,016,680	(743,741)	1,536,204	(843,833)	3,513,544
[+/-] change in fair value of equity awards granted in prior years that vested in the covered year	707,142	(641,341)	1,893,481	(1,027,316)	1,910,277
Compensation Actually Paid to PEO (c)	14,409,469	1,820,348	8,754,528	2,318,204	11,951,446

Average For Non-PEO NEOs	2025	2024	2023	2022	2021
Average SCT Total for Non-PEO NEOs (d)	$1,981,803	$1,210,024	$1,082,505	$1,555,649	1,635,947
- SCT “Stock Awards” column value	(912,319)	(549,651)	(386,520)	(581,054)	(568,595)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	2,171,764	358,601	733,059	565,901	1,283,965
[+/-] change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	373,770	(122,701)	259,186	(308,884)	1,262,819
[+/-] change in fair value of equity awards granted in prior years that vested in the covered year	117,086	(104,149)	341,241	(364,694)	822,531
Average Compensation Actually Paid to Non-PEO NEOs (e)	3,732,104	792,124	2,029,471	866,918	4,436,667
(3)For each of 2025, 2024, 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021. For 2024, 2023, 2022, and 2021, this group included eleven companies: Astec Industries Inc, Comfort Systems USA Inc., Dycom Industries Inc, EMCOR Group Inc., Granite Construction Incorporated, IES Holdings Inc., MasTec Inc., Matrix Service Company, Primoris Services Corp., Quanta Services Inc. and Tetra Tech Inc. (the “Old Peer Group”). Based on recommendations from Mercer, who acts as the Company’s compensation consultant, in 2025 the Company removed Matrix Service Company (“Matrix”) from our peer group to better align our peer group with MYR Group’s financial size. For 2025 our new peer group consists of ten companies: Astec Industries Inc, Comfort Systems USA Inc., Dycom Industries Inc, EMCOR Group Inc., Granite Construction Incorporated, IES Holdings Inc., MasTec Inc., Primoris Services Corp., Quanta Services Inc. and Tetra Tech Inc. (the “New Peer Group”). For purposes of calculating the New Peer Group and Old Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Company Selected Measure Name	Pretax Income
Named Executive Officers, Footnote	Mr. Swartz served as our principal executive officer (“PEO”) for the full year for each of 2025, 2024, 2023, 2022 and 2021. For 2025, our non-PEO NEOs included Ms. Huntington and Messrs. Egan, Fry and Stern. For 2024 our non-PEO NEOs included Ms. Huntington and Messrs. Tod M. Cooper, Egan, Fry and Stern. For 2023 our non-PEO NEOs included Mses. Huntington and Betty R. Johnson and Messrs. Cooper, Egan, Fry and Jeffery J. Waneka. For each of 2022 and 2021 our non-PEO NEOs included Ms. Johnson and Messrs. Cooper, Fry and Waneka.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021. For 2024, 2023, 2022, and 2021, this group included eleven companies: Astec Industries Inc, Comfort Systems USA Inc., Dycom Industries Inc, EMCOR Group Inc., Granite Construction Incorporated, IES Holdings Inc., MasTec Inc., Matrix Service Company, Primoris Services Corp., Quanta Services Inc. and Tetra Tech Inc. (the “Old Peer Group”). Based on recommendations from Mercer, who acts as the Company’s compensation consultant, in 2025 the Company removed Matrix Service Company (“Matrix”) from our peer group to better align our peer group with MYR Group’s financial size. For 2025 our new peer group consists of ten companies: Astec Industries Inc, Comfort Systems USA Inc., Dycom Industries Inc, EMCOR Group Inc., Granite Construction Incorporated, IES Holdings Inc., MasTec Inc., Primoris Services Corp., Quanta Services Inc. and Tetra Tech Inc. (the “New Peer Group”).
PEO Total Compensation Amount	$ 6,387,221	$ 4,261,579	$ 4,622,911	$ 4,248,395	$ 4,137,327
PEO Actually Paid Compensation Amount	14,409,469	1,820,348	8,754,528	2,318,204	11,951,446
Non-PEO NEO Average Total Compensation Amount	1,981,803	1,210,024	1,082,505	1,555,649	1,635,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,732,104	792,124	2,029,471	866,918	4,436,667
Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Pretax Income
Total Shareholder Return Vs Peer Group	For each of 2025, 2024, 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021. For 2024, 2023, 2022, and 2021, this group included eleven companies: Astec Industries Inc, Comfort Systems USA Inc., Dycom Industries Inc, EMCOR Group Inc., Granite Construction Incorporated, IES Holdings Inc., MasTec Inc., Matrix Service Company, Primoris Services Corp., Quanta Services Inc. and Tetra Tech Inc. (the “Old Peer Group”). Based on recommendations from Mercer, who acts as the Company’s compensation consultant, in 2025 the Company removed Matrix Service Company (“Matrix”) from our peer group to better align our peer group with MYR Group’s financial size. For 2025 our new peer group consists of ten companies: Astec Industries Inc, Comfort Systems USA Inc., Dycom Industries Inc, EMCOR Group Inc., Granite Construction Incorporated, IES Holdings Inc., MasTec Inc., Primoris Services Corp., Quanta Services Inc. and Tetra Tech Inc. (the “New Peer Group”). For purposes of calculating the New Peer Group and Old Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Tabular List, Table
The following table lists the three financial and two non-financial performance measures that we believe represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO NEOs for 2025 to our performance:

Pretax Income
Total Case Incident Rate
Lost Time Incident Rate
Return On Invested Capital
Total Shareholder Return

Total Shareholder Return Amount	$ 363.56	247.54	240.65	153.19	183.94
Peer Group Total Shareholder Return Amount	517.35	349.19	210.62	152.31	144.45
Net Income (Loss)	$ 118,416,000	$ 30,263,000	$ 90,990,000	$ 83,381,000	$ 85,010,000
Company Selected Measure Amount	161,284,000	46,493,000	125,004,000	114,204,000	116,306,000
PEO Name	Mr. Swartz
Old Peer Group Total Shareholder Rtn Amt	513.95	347.21	209.62	151.53	143.83
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Pretax Income
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Total Case Incident Rate
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Lost Time Incident Rate
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Return On Invested Capital
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Swartz [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,837,846)	$ (3,286,421)	$ (2,654,850)	$ (2,268,882)	$ (1,899,867)
PEO | Swartz [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,136,272	2,230,272	3,356,782	2,209,840	4,290,165
PEO | Swartz [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,016,680	(743,741)	1,536,204	(843,833)	3,513,544
PEO | Swartz [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 707,142	(641,341)	1,893,481	(1,027,316)	1,910,277
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Pretax Income
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Total Case Incident Rate
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Lost Time Incident Rate
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Return On Invested Capital
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Non-PEO NEO | Average for Johnson, Cooper, Fry, and Waneka [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (912,319)	(549,651)	(386,520)	(581,054)	(568,595)
Non-PEO NEO | Average for Johnson, Cooper, Fry, and Waneka [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,171,764	358,601	733,059	565,901	1,283,965
Non-PEO NEO | Average for Johnson, Cooper, Fry, and Waneka [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	373,770	(122,701)	259,186	(308,884)	1,262,819
Non-PEO NEO | Average for Johnson, Cooper, Fry, and Waneka [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 117,086	$ (104,149)	$ 341,241	$ (364,694)	$ 822,531